Financial risk management	12 Months Ended
Dec. 31, 2012
Financial risk management [Abstract]
Financial risk management

3. Financial risk management

We are exposed to certain financial risks such as market risk (including foreign currency exchange risk and interest rate risk), credit risk, liquidity risk and capital risk. The overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potentially adverse effects on our financial performance. We use derivative financial instruments to hedge certain risk exposures. None of our transactions are entered into for trading or speculative purposes. We believe that market information is the most reliable and transparent measure for our derivative financial instruments that are measured at fair value.

Foreign currency risk management

Our sales are predominately denominated in euros. Exceptions may occur on a customer by customer basis. Our cost of sales and other expenses are mainly denominated in euros, to a certain extent in U.S. dollar and Japanese yen and to a limited extent in other currencies. Therefore, we are exposed to foreign currency exchange risk.

It is our policy to hedge material transaction exposures, such as forecasted sales and purchase transactions, and material net remeasurement exposures, such as accounts receivable and payable. We hedge these exposures through the use of foreign exchange contracts.

As of December 31, 2012, accumulated other comprehensive income includes EUR 4.9 million gain (net of taxes: EUR 4.3 million gain; 2011: EUR 4.4 million loss) representing the total anticipated gain to be released to sales, and EUR 6.0 million loss (net of taxes: EUR 5.3 million loss; 2011: EUR 10.3 million gain) to be charged to cost of sales, which will offset the EUR equivalent of foreign currency denominated forecasted sales and purchase transactions. All amounts are expected to be released over the next 12 months. The effectiveness of all contracts for which we apply hedge accounting is monitored on a quarterly basis throughout the life of the hedges. During 2012, no ineffective hedge relationships were recognized (2011: loss of EUR 0.2 million related to sales transactions).

Interest rate risk management

We have interest-bearing assets and liabilities that expose us to fluctuations in market interest rates. We use interest rate swaps to align the interest-typical terms of interest-bearing liabilities with the interest-typical terms of interest-bearing assets. There may be residual interest rate risk to the extent the asset and liability positions do not fully offset.

As part of our hedging policy, we use interest rate swaps to hedge changes in fair value of our Eurobond due to changes in market interest rates, thereby offsetting the variability of future interest receipts on part of our cash and cash equivalents. During 2012, the hedge was 100 percent effective in hedging the fair value exposure to interest rate movements. The changes in fair value of the Eurobond were included at the same time in the consolidated statement of operations as the changes in the fair value of the interest rate swaps.

Furthermore, as part of our hedging policy, we use interest rate swaps to hedge the variability of future interest cash flows relating to certain of our operating lease obligations. During 2012, these hedges were 100 percent effective in hedging the cash flow exposure to interest rate movements.

Financial instruments

We use foreign exchange contracts to manage our currency risk and interest rate swaps to manage our interest rate risk. The following table summarizes the notional amounts and estimated fair values of our financial instruments:

As of December 31 (in thousands)	2012 Notional amount EUR	Fair Value EUR	2011 Notional amount EUR	Fair Value EUR

Forward foreign exchange contracts[1]	262,146	16,805	389,579	(23,999)
Interest rate swaps [2]	624,900	124,050	641,500	109,991

1	Relates to forward contracts assigned as a hedge to forecasted sales and purchase transactions and to monetary assets and liabilities, mainly in U.S. dollar and Japanese Yen.
2	Relates to interest rate swaps assigned as a hedge to interest bearing assets and liabilities, mainly related to the Eurobond; the fair value of the interest rate swaps includes accrued interest.

The following table summarizes our derivative financial instruments per category:

	2012		2011
As of December 31 (in thousands)	Assets EUR	Liabilities EUR	Assets EUR	Liabilities EUR

Interest rate swaps - cash flow hedges	-	4,780	-	3,933
Interest rate swaps - fair value hedges	128,830	-	113,924	-
Forward foreign exchange contracts - cash flow hedges	5,975	5,688	11,332	3,019
Forward foreign exchange contracts - other hedges (no hedge accounting)	16,943	425	1,095	33,407

Total	151,748	10,893	126,351	40,359

Less non-current portion:
Interest rate swaps - cash flow hedges	-	4,032	-	3,210
Interest rate swaps - fair value hedges	101,651	-	92,534	-

Total non-current portion	101,651	4,032	92,534	3,210

Total current portion	50,097	6,861	33,817	37,149

The fair value part of a hedging derivative that has a remaining term of 12 months or less after balance sheet date is classified as current asset or liability. When the fair value part of a hedging derivative has a term of more than 12 months after balance sheet date, it is classified as non-current. The current portion of derivative financial instruments is included in respectively other current assets and current accrued and other liabilities in the balance sheet. The non-current portion of derivative financial instruments is included in, respectively, other non-current assets and non-current accrued and other liabilities in the balance sheet.

For further information regarding our derivative financial instruments, see Notes 1, 2, 8 and 12.

Foreign exchange contracts

The notional principal amounts of the outstanding forward foreign exchange contracts in the main currencies U.S. dollar and Japanese yen at December 31, 2012 are U.S. dollar 159.8 million and Japanese yen 8.4 billion (2011: U.S. dollar 48.9 million and Japanese yen 37.2 billion).

The hedged highly probable forecasted transactions denominated in foreign currency are expected to occur at various dates during the coming 12 months. Gains and losses recognized in other comprehensive income on forward foreign exchange contracts as of December 31, 2012 will be recognized in the consolidated statements of operations in the period or periods during which the hedged forecasted transactions affect the consolidated statements of operations.

In 2012, we recognized a net amount of EUR 8.7 million gain (2011: EUR 58.1 million loss; 2010: EUR 43.5 million loss) in the consolidated statements of operations resulting from effective cash flow hedges for forecasted sales and purchase transactions that occurred in the year. Furthermore, we recognized an amount of EUR 3.0 million gain in the consolidated statements of operations resulting from derivative financial instruments measured at fair value through profit or loss (2011: EUR 38.3 million loss; 2010: EUR 32.9 million loss).

Interest rate swaps

The notional principal amounts of the outstanding interest rate swap contracts as of December 31, 2012 were EUR 624.9 million (2011: EUR 641.5 million).

Credit risk management

Financial instruments that potentially subject us to significant concentration of credit risk consist principally of cash and cash equivalents, short-term investments, derivative financial instruments used for hedging activities, accounts receivable and finance receivables.

Cash and cash equivalents, short-term investments and derivative financial instruments contain an element of risk of the counterparties being unable to meet their obligations. Our risk management program focuses appropriately on the current environment of uncertainty in the financial markets, especially in the euro-zone. We invest our cash and cash equivalents and short-term investments in short-term deposits with high-rated financial institutions and the Dutch government, in Dutch Treasury Certificates and in AAAm-rated money market funds that invest in high-rated short-term debt securities of financial institutions and governments. To mitigate the risk that any of our counterparties in hedging transactions is unable to meet its obligations, We only enter into transactions with a limited number of major financial institutions that have high credit ratings and closely monitor the creditworthiness of our counterparties. Concentration risk is mitigated by limiting the exposure to a single counterparty.

Our customers consist of Integrated Circuit (“IC”) manufacturers located throughout the world. We perform ongoing credit evaluations of our customers’ financial condition. We take additional measures to mitigate credit risk when considered appropriate by means of e.g. down payments, letters of credit, and retention of ownership provisions in contracts. Retention of ownership enables us to recover the systems in the event a customer defaults on payment.

Liquidity risk management

Our liquidity needs are affected by many factors, some of which are based on the normal on-going operations of the business, and others that relate to the uncertainties of the global economy and the semiconductor industry. Although our cash requirements fluctuate based on the timing and extent of these factors, we believe that cash generated from operations, together with the liquidity provided by existing cash and cash equivalents and short-term investments and our borrowing capability are sufficient to satisfy our current requirements, including our 2013 capital expenditures. We intend to return cash to our shareholders on a regular basis in the form of dividend payments and, subject to our actual and anticipated liquidity requirements and other relevant factors, share buybacks or capital repayment.